Raub Brock Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 104.1%
	BASIC MATERIALS — 5.3%
50	Sherwin-Williams Co.	$36,900
	COMMUNICATIONS — 5.0%
210	CDW Corp.	34,808
	CONSUMER, CYCLICAL — 26.7%
185	Dollar General Corp.	37,485
440	DR Horton, Inc.	39,213
215	Lowe's Cos., Inc.	40,889
250	NIKE, Inc. - Class B	33,222
315	Starbucks Corp.	34,420
		185,229
	CONSUMER, NON-CYCLICAL — 30.4%
315	AbbVie, Inc.	34,089
180	Automatic Data Processing, Inc.	33,925
285	Medtronic PLC	33,667
100	S&P Global, Inc.	35,287
100	UnitedHealth Group, Inc.	37,207
230	Zoetis, Inc.	36,220
		210,395
	FINANCIAL — 10.3%
165	American Tower Corp. - REIT	39,445
90	Mastercard, Inc. - Class A	32,044
		71,489
	INDUSTRIAL — 10.3%
285	Agilent Technologies, Inc.	36,235
300	Canadian National Railway Co.	34,794
		71,029
	TECHNOLOGY — 16.1%
135	Accenture PLC - Class A	37,294
90	Roper Technologies, Inc.	36,300
200	Texas Instruments, Inc.	37,798
		111,392
	Total Common Stocks
	(Cost $624,519)	721,242
	SHORT-TERM INVESTMENTS — 2.0%
13,824	Federated Hermes Treasury Obligations Fund - Institutional Class, 0.01%[1]	13,824

Raub Brock Dividend Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	Total Short-Term Investments
	(Cost $13,824)	$13,824
	TOTAL INVESTMENTS — 106.1%
	(Cost $638,343)	735,066
	Liabilities in Excess of Other Assets — (6.1)%	(42,408)
	TOTAL NET ASSETS — 100.0%	$692,658

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.